Condensed Consolidated Interim Statements of Cash Flows - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 21, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Operating activities
Net (loss) for the year		$ (5,855,877)	$ (3,332,273)	$ (8,069,402)	$ (6,706,407)
Adjustment for items not affecting cash
Depreciation		48,372	33,753	79,868	63,454
Amortization		169,934	0	550,080	0
Interest expense		234,463	10,031	41,934	7,697
Share based compensation expense		1,013,256	424,090	844,162	1,495,837
Convertible debt accretion		74,073	0
Shares issued for services		60,000	59,500	157,788	169,700
Allowance for doubtful accounts		(16,349)	0
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities		(4,272,128)	(2,804,899)	(6,395,570)	(4,969,719)
Changes in non-cash working capital items
Accounts receivable		363,056	(87,402)	(377,413)	0
Prepaid expenses and other receivables		58,760	91,430	20,525	(73,314)
Due from related parties		(698)	(63)	22,714	35
Inventories		(3,193)	(191,548)	(39,370)	0
Accounts payable		172,634	(696,874)	(375,572)	112,129
Accrued liabilities		644,955	(425,160)	18,674	183,033
Customer advances		(12,462)	41,800	35,075	0
Deferred revenue		(10,773)	108,482	98,624	0
Net cash used in operating activities		(3,059,849)	(3,964,234)	(6,992,313)	(4,747,836)
Investing activities
Acquisition of equipment		(17,182)	(6,848)	(170,790)	(42,863)
Advances				0	(125,153)
Provision of a loan receivable				0	(379,908)
Net cash used in investing activities		(17,182)	(6,848)	(170,790)	(547,924)
Financing activities
Proceeds from convertible loans		1,598,715	0	2,000,000	0
Proceeds on exercise of warrants		1,125,038	0	40,195	0
Proceeds from issuance of shares, net of issue costs				0	4,552,409
Repayment of Promissory notes principal		(12,319)	0
Repayment of Promissory notes interest		(41,973)	0
Cash acquired on acquisition		0	266,635	266,635	0
Proceeds from the exercise of options				18,166	0
Net cash provided by financing activities		2,669,461	266,635	2,324,996	4,552,409
Net decrease in cash and cash equivalents for the period		(407,570)	(3,704,447)	(4,838,107)	(743,351)
Cash and cash equivalents, beginning of period	$ 5,381,757	543,650	5,381,757	5,381,757	6,125,108
Cash and cash equivalents, end of period		136,080	$ 1,677,310	543,650	$ 5,381,757
Assets acquired and liabilities assumed:
Current assets, including cash of $266,635	478,843			478,843
Equipment	59,749			59,749
Intangible assets	5,580,704	$ 5,580,704		5,580,704
Goodwill	22,308,275			22,308,275
Accounts payable	(241,299)			(241,299)
Accrued liabilities	(361,029)			(361,029)
Customer deposits	(86,487)			(86,487)
Demand notes payable	(324,894)			(324,894)
Promissory Notes payable	(217,808)			(217,808)
Bionik advance	(1,436,164)			(1,436,164)
Non-cash consideration	$ 25,759,890			$ 25,759,890